Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 59.7%
	CALL OPTIONS – 34.9%
	S&P 500 Index
395	Exercise Price: $4,000.00, Notional Amount: $158,000,000, Expiration Date: September 15, 2023	$19,570,275
380	Exercise Price: $4,000.00, Notional Amount: $152,000,000, Expiration Date: December 15, 2023	21,585,900
275	Exercise Price: $4,125.00, Notional Amount: $113,437,500, Expiration Date: January 19, 2024	13,516,250
	TOTAL CALL OPTIONS
	(Cost $39,535,426)	54,672,425
	PUT OPTIONS – 24.8%
	S&P 500 Index
395	Exercise Price: $5,000.00, Notional Amount: $197,500,000, Expiration Date: September 15, 2023	20,239,800
380	Exercise Price: $5,000.00, Notional Amount: $190,000,000, Expiration Date: December 15, 2023	17,856,200
250	Exercise Price: $4,275.00, Notional Amount: $106,875,000, Expiration Date: August 18, 2023	648,750
	TOTAL PUT OPTIONS
	(Cost $57,268,565)	38,744,750
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $96,803,991)	93,417,175

Principal Amount
	SHORT-TERM INVESTMENTS–42.4%
$66,281,303	UMB Bank Demand Deposit, 4.54%[1]	66,281,303
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $66,281,303)	66,281,303
	TOTAL INVESTMENTS – 102.1%
	(Cost $163,085,294)	159,698,478
	Liabilities in Excess of Other Assets – (2.1)%	(3,228,207)
	TOTAL NET ASSETS – 100.0%	$156,470,271

Number of Contracts
WRITTEN OPTIONS CONTRACTS – (2.4)%
CALL OPTIONS – (0.4)%
S&P 500 Index
(395)	Exercise Price: $5,000.00, Notional Amount: $(197,500,000), Expiration Date: September 15, 2023	(36,538)

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (Continued)
	CALL OPTIONS – (Continued)
(380)	Exercise Price: $5,000.00, Notional Amount: $(190,000,000), Expiration Date: December 15, 2023	$(492,100)
	TOTAL CALL OPTIONS
	(Proceeds $770,322)	(528,638)
	PUT OPTIONS – (2.0)%
	S&P 500 Index
(395)	Exercise Price: $4,000.00, Notional Amount: $(158,000,000), Expiration Date: September 15, 2023	(726,800)
(380)	Exercise Price: $4,000.00, Notional Amount: $(152,000,000), Expiration Date: December 15, 2023	(1,909,500)
(500)	Exercise Price: $3,775.00, Notional Amount: $(188,750,000), Expiration Date: August 18, 2023	(230,000)
(18)	Exercise Price: $4,425.00, Notional Amount: $(7,965,000), Expiration Date: July 21, 2023	(54,450)
(36)	Exercise Price: $4,420.00, Notional Amount: $(15,912,000), Expiration Date: July 21, 2023	(103,140)
(17)	Exercise Price: $4,350.00, Notional Amount: $(7,395,000), Expiration Date: July 14, 2023	(15,555)
(17)	Exercise Price: $4,455.00, Notional Amount: $(7,573,500), Expiration Date: July 28, 2023	(86,360)
(17)	Exercise Price: $4,455.00, Notional Amount: $(7,573,500), Expiration Date: July 7, 2023	(42,755)
	TOTAL PUT OPTIONS
	(Proceeds $12,599,044)	(3,168,560)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $13,369,366)	$(3,697,198)

[1]The rate is the annualized seven-day yield at period end.